Related party transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Other accounts payable	$ 1,231	$ 1,102
Related Party [Member]
Related Party Transaction [Line Items]
Other accounts payable	$ 1	$ 132